Schedule of future amortization expense (Detail) - USD ($)	Jun. 30, 2017	Mar. 31, 2017
Finite-Lived Intangible Assets [Line Items]
2018 (remaining 9 months)	$ 245,000	$ 327,000
2019	327,000	327,000
2020	284,000	284,000
2021	262,542	262,269
Total	$ 1,118,542	$ 1,200,269